Financial risk management objectives and policies (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Change In Interest Rates On Financial Liabilities [Line Items]
Summary of Credit Risk Exposure on the Group's Trade Receivables

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

As at March 31, 2023
	Trade receivables (days past due)
	0 - 6 months*	6 -12 months	12 -18 months	> 18 months	Total
Gross carrying amount	11,912	6,740	7,189	6,201	32,042
Expected credit loss	233	—	574	548	1,355

As at March 31, 2022
	Trade receivables (days past due)
	0 - 6 months*	6 -12 months	12 -18 months	> 18 months	Total
Gross carrying amount	17,831	14,060	3,277	11,623	46,791
Expected credit loss	233	304	103	326	966

* included trade receivables which are not yet due.

Summary of Maturity Profile of Financial Liabilities of the Group Based on Contractual Undiscounted

The table below summarises the maturity profile of financial liabilities of the Group based on contractual undiscounted payments:

As at March 31, 2023	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
Borrowings
Non convertible debentures (secured)*	—	—	—	83,396	7,012	90,408
Compulsorily convertible debentures*	—	—	—	11,416	40,263	51,679
Term loan from banks*	—	—	—	97,633	47,709	145,342
Loans from financial institutions*	—	—	—	122,648	146,258	268,906
Senior secured notes*	—	—	—	77,371	48,989	126,360
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	15,792	8,634	—	—	24,426
Term loan from banks and financial institutions (secured)	—	2,500	2,056	—	—	4,556
Working capital term loan (secured)	—	8,490	5,051	—	—	13,541
Other financial liabilities
Lease liabilities	—	166	522	2,195	14,554	17,437
Current maturities of long term interest-bearing loans and borrowings*	—	10,036	44,655	—	—	54,691
Interest accrued but not due on borrowings	—	1,194	823	—	—	2,017
Interest accrued but not due on debentures	—	981	214	—	—	1,195
Capital creditors	—	33,480	—	—	—	33,480
Purchase consideration payable	—	1,681	—	—	—	1,681
Trade payables
Trade payables	—	6,118	—	—	—	6,118

As at March 31, 2022	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
Borrowings
Non convertible debentures (secured)*	—	—	—	90,763	5,402	96,165
Compulsorily convertible debentures*	—	—	—	346	616	962
Term loan from banks*	—	—	—	47,780	38,733	86,513
Loans from financial institutions*	—	—	—	60,623	109,100	169,723
Senior secured notes*	—	—	—	81,356	84,636	165,993
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	3,686	919	—	—	4,605
Buyer's / supplier's credit (secured)	—	—	5,400	—	—	5,400
Working capital term loan (secured)	—	2,750	1,730	—	—	4,480
Other financial liabilities
Lease liabilities	—	148	338	1,334	9,370	11,190
Current maturities of long term interest-bearing loans and borrowings*	653	8,930	76,132	—	—	85,715
Interest accrued but not due on borrowings	—	384	1,437	—	—	1,821
Interest accrued but not due on debentures	—	1,233	804	—	—	2,037
Capital creditors	—	11,036	—	—	—	11,036
Purchase consideration payable	—	88	—	—	—	88
Trade payables
Trade payables	—	5,613	—	—	—	5,613

* Including future interest payments.

Interest rate risk
Disclosure Of Change In Interest Rates On Financial Liabilities [Line Items]
Summary of Changes interest Rates and Foreign currency sensitivity Exchange Rates

The following table demonstrates the sensitivity to a reasonable possible change in interest rates on financial liabilities, i.e. floating interest rate borrowings in INR and USD. Interest rate sensitivity has been calculated for borrowings with floating rate of interest. For borrowings with fixed rate of interest sensitivity disclosure has not been made. With all other variables held constant, the Group's profit before tax is affected through the impact on financial liabilities, as follows:

	For the year ended March 31,
	2021		2022		2023
	Increase / decrease in basis points	Effect on profit before tax	Increase / decrease in basis points	Effect on profit before tax	Increase / decrease in basis points	Effect on profit before tax
INR	+ / (-) 50	(-) / + 646	+ / (-) 50	(-) / + 361	+ / (-) 50	(-) / + 727